UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2012

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Annual Report

www.nuanceinvestments.com	April 30, 2012

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

May 29, 2012

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (NCVLX).  NCVLX is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

In terms of performance, since its inception on May 31, 2011 thru April 30th, 2012, NCVLX is up 3.33 percent versus its primary index – the Russell 3000 Value Index – up 1.74 percent and the S&P 500 Index up 5.96 percent.  As this is such a short time horizon we would not draw many conclusions from our performance.  However, as you can refer to in your prospectus, this product has existed in a separate account form since 11/13/2008 and we are quite pleased with our overall performance.

As we near the end of the first year of our mutual fund’s existence and approach the 4th anniversary of Nuance Investments, LLC, we would like to give some insights as to the culture of our firm as a whole and of the team that is managing your money.  At Nuance our team and our processes are designed to emphasize consistency and we believe that consistently precise work may lead to returns that shareholders should find acceptable over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach.  Part of that approach is to insure that each company we own  has a sound and solid competitive position and that the companies we own are undervalued based on our own internally derived view of sustainable cash flows and earnings and valuation.  We believe in a thorough fundamental and valuation analysis and we believe that focusing simply on the value of a business is not enough.  Rather, we spend considerable time studying the downside potential of each company we own.  As such, you can be assured that we understand the potential upside and the potential downside risks to our investments.  This approach is critical to our goal of providing shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

As I write this letter, we are continuing to find leading business franchises selling at a discount to our own internal view of intrinsic or fair value.  We are finding opportunities across many sectors, including the Industrial, Healthcare, and Technology sectors.  We are not finding many opportunities in the Utility sector or the Real Estate Investment Trust industry.  In our view, the market is overvaluing companies that have higher than average dividend payout ratios and undervaluing companies that have lower payout ratios.  This is due to historically low level of interest rates.  This phenomenon has resulted in some outstanding business franchises trading at very attractive valuation levels as the market continues to  focus on companies it perceives as “safe” and high yielding.  In our view, safety is a function of downside risk.  And in these higher dividend yielding sectors, the downside risk suggests to us that these industries are no longer “safe.”

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Mutual fund investing involves risk.  Principal loss is possible.  Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

The Russell 3000® Value Index measures the performance of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values.  The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held publicly traded large-capitalization stocks.  It is not possible to invest directly in any index.  A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Value of $10,000 Investment

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
April 30, 2012
Nuance Concentrated Value Fund	3.33%
S&P 500 Index(2)	5.96%
Russell 3000 Value Index(3)	1.74%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Expense Example
April 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/01/11)	Value (04/30/12)	(11/01/11 to 04/30/12)
Nuance Concentrated Value Fund
Actual(2)	$1,000.00	$1,095.70	$5.99
Nuance Concentrated Value Fund
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/366 (to reflect the period since inception).

(2)	Based on the actual returns for the six-month period ended April 30, 2012 of 9.57%.

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Allocation of Portfolio (% of Net Assets)
April 30, 2012

Top Ten Equity Holdings
as of April 30, 2012
(% of net assets)

STERIS	6.4%
Sysco	5.9%
Johnson & Johnson	5.1%
Procter & Gamble	4.9%
Northern Trust	4.8%
TE Connectivity	4.7%
Ultra Petroleum	4.7%
3M	4.2%
Stryker	4.0%
Republic Services	3.9%

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2012

	Shares	Value
COMMON STOCKS – 91.6%

Consumer Discretionary – 6.5%
Hasbro	34,570	$1,270,102
Lowe’s	20,966	659,800
Newell Rubbermaid	35,220	641,004
		2,570,906
Consumer Staples – 14.7%
Kellogg	30,365	1,535,558
Procter & Gamble	30,205	1,922,246
Sysco	80,253	2,319,312
		5,777,116
Energy – 10.5%
Apache	13,345	1,280,319
Imperial Oil	21,080	982,117
Ultra Petroleum*	94,005	1,857,539
		4,119,975
Financials – 13.4%
Capitol Federal Financial	91,373	1,079,115
Charles Schwab	88,945	1,271,914
Chubb	14,070	1,028,095
Northern Trust	39,543	1,881,851
		5,260,975
Healthcare – 20.7%
Becton Dickinson	15,010	1,177,535
Johnson & Johnson	30,874	2,009,589
Patterson Companies	26,234	894,317
STERIS	80,535	2,529,604
Stryker	28,620	1,561,793
		8,172,838
Industrials – 13.6%
3M	18,699	1,670,943
Illinois Tool Works	8,000	459,040
Kaydon	59,046	1,448,398
Republic Services	56,388	1,543,340
Rexnord*	10,766	237,713
		5,359,434

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2012

	Shares	Value
Information Technology – 10.2%
Applied Materials	100,800	$1,208,592
TE Connectivity	50,980	1,858,731
Texas Instruments	30,265	966,664
		4,033,987
Utilities – 2.0%
Great Plains Energy	38,052	777,022
Total Common Stocks
Cost ($34,791,704)		36,072,253

SHORT-TERM INVESTMENT – 11.7%
Fidelity Institutional Money Market Portfolio, 0.20%^
(Cost $4,609,380)	4,609,380	4,609,380
Total Investments – 103.3%
Cost ($39,401,084)		40,681,633
Other Assets and Liabilities, Net – (3.3%)		(1,280,266)
Total Net Assets – 100.0%		$39,401,367

*Non-income producing security
^Variable rate security – The rate shown is the rate in effect as of April 30, 2012.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2012

ASSETS:
Investments, at value
(cost $39,401,084)	$40,681,633
Receivable for capital shares sold	408,826
Dividends and interest receivable	39,307
Prepaid expenses	27,450
Total assets	41,157,216

LIABILITIES:
Payable for investment securities purchased	1,689,831
Payable to investment advisor	8,746
Accrued shareholder service fees	4,445
Payable to affiliates	20,867
Accrued expenses	31,960
Total liabilities	1,755,849

NET ASSETS	$39,401,367

NET ASSETS CONSIST OF:
Paid-in capital	$37,523,565
Accumulated undistributed net investment income	537,802
Accumulated undistributed net realized gain on investments	59,451
Net unrealized appreciation on investments	1,280,549
Net Assets	$39,401,367

Shares outstanding, unlimited number of shares authorized without par value	3,840,872

Net asset value, redemption price and offering price per share	$10.26

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Period Inception through April 30, 2012(1)

INVESTMENT INCOME:
Dividend income	$978,265
Less: Foreign taxes withheld	(1,117)
Interest income	2,700
Total investment income	979,848

EXPENSES:
Investment adviser fees	192,519
Fund administration & accounting fees	62,595
Transfer agent fees	32,390
Federal & state registration fees	25,286
Trustee fees	23,369
Shareholder service fees	21,581
Audit fees	15,000
Legal fees	12,001
Compliance fees	11,002
Other	8,231
Custody fees	7,140
Postage & printing fees	5,999
Total expenses before reimbursement	417,113
Less: Reimbursement from investment adviser (Note 4)	(156,646)
Net expenses	260,467

NET INVESTMENT INCOME	719,381

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	59,331
Net change in unrealized appreciation on investments	1,280,549

Net realized and unrealized gain on investments	1,339,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,059,261

(1)Inception date of the Fund was May 31, 2011.
See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Changes in Net Assets

For The Period
Inception through
April 30, 2012(1)
OPERATIONS:
Net investment income	$719,381
Net realized gain on investments	59,331
Net change in unrealized appreciation on investments	1,280,549
Net increase in net assets resulting from operations	2,059,261

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,710,167
Proceeds from reinvestment of distributions	180,562
Payments for shares redeemed	(1,367,164)
Net increase in net assets resulting from capital share transactions	37,523,565

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(181,459)
From net realized gains	—
Total distributions to shareholders	(181,459)

TOTAL INCREASE IN NET ASSETS	39,401,367

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $537,802	$39,401,367

TRANSACTIONS IN SHARES:
Shares sold	3,961,169
Shares issued to holders in reinvestment of dividends	19,148
Shares redeemed	(139,445)
Net increase	3,840,872

(1)Inception date of the Fund was May 31, 2011.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.
	For the Period
	Inception through
	April 30, 2012(1)
PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.26
Net realized and unrealized gain on investments	0.07	(4)
Total from investment operations	0.33

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)
Dividends from net capital gains	—
Total distributions	(0.07)

Net asset value, end of period	$10.26

TOTAL RETURN	3.33	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$39.4

Ratio of expenses to average net assets:
Before expense reimbursement	1.84	%(3)
After expense reimbursement	1.15	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement	2.49	%(3)
After expense reimbursement	3.18	%(3)

Portfolio turnover rate	77	%(2)

(1)	Inception date of the Fund was May 31, 2011.
(2)	Not annualized
(3)	Annualized
(4)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2012

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended April 30, 2012, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended April 30, 2012, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  For the period ended April 30, 2012, the Fund decreased accumulated undistributed net investment income by $120 and increased accumulated undistributed net realized gain by $120.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2012

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2012

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,072,253	$—	$—	$36,072,253
Short-Term Investment	4,609,380	—	—	4,609,380
Total Investments in Securities	$40,681,633	$—	$—	$40,681,633

Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.15% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least April 30, 2012, subject thereafter to termination at any time with 60 days written notice and approval by the Trust’s Board of Trustees through April 30, 2013.  Prior to April 30, 2012, this Operating Expense Limitation Agreement could not be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
4/30/2015	$156,646

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended April 30, 2012, the Fund incurred $62,595 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended April 30, 2012, the Fund incurred $18,719 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended April 30, 2012, the Fund incurred $7,140 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2012

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended April 30, 2012 the Fund incurred $11,002 in compliance fees.

5.  SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended April 30, 2012, the Fund incurred $21,581 in shareholder servicing fees under the Agreement.  The Fund began incurring the shareholder servicing fee on November 1, 2011.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2012, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$52,491,914	$17,760,451

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2012, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$2,281,339	$(1,055,561)	$1,225,778	$39,455,855

The tax basis of investments for tax and financial reporting purposes differs, principally due to the deferral of losses on wash sales.

At April 30, 2012, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other	Unrealized	Total
Undistributed	Long-Term	Accumulated	Appreciation	Accumulated
Ordinary Income	Capital Gains	Losses	(Depreciation)	Earnings
$652,024	$ —	$ —	$1,225,778	$1,877,802

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2012

As of April 30, 2012, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2012, the Fund does not plan to defer any late year losses.

The tax character of distributions paid during the period ended April 30, 2012 were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$181,459	$ —	$181,459

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2012, the Bicknell Family in a number of related shareholder accounts owned 45.88% of the outstanding shares of the Fund.

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Nuance Concentrated Value Fund
(a series of Managed Portfolio Series)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period May 31, 2011 (commencement of operations), through April 30, 2012.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuance Concentrated Value Fund as of April 30, 2012, the results of its operations, changes in its net assets, and the financial highlights for the period May 31, 2011 (commencement of operations), through April 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
June 25, 2012

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2012

TRUSTEES AND OFFICERS

Term of
		Office	Number of
		and	Portfolios	Principal
Name,	Position(s)	Length	in Trust	Occupation(s)	Other
Address	Held with	of Time	Overseen	During the Past	Directorships
and Age	the Trust	Served	by Trustee	Five Years	Held by Trustee
Independent Trustees
Roel C. Campos, Esq.	Trustee	Indefinite	7	Partner, Locke Lord LLP (a law	None
615 E. Michigan St.		Term;		firm) (2011-present); Partner,
Milwaukee, WI		Since		Cooley LLP (a law firm)
53202		April 2011		(2007-2011); Commissioner,
Age: 63				U.S. Securities and Exchange
Commission (2002-2007).

David A. Massart	Trustee	Indefinite	7	Co-Founder and Chief Investment	Independent
615 E. Michigan St.		Term;		Strategist, Next Generation	Trustee ETF
Milwaukee, WI		Since		Wealth Management, Inc.	Series Solutions
53202		April 2011		(2005-present).	(3 Portfolios)
Age: 44					(2012-present)

Leonard M. Rush, CPA	Trustee	Indefinite	7	Chief Financial Officer,	Anchor Bancorp
615 E. Michigan St.		Term;		Robert W. Baird & Co.	Wisconsin, Inc.
Milwaukee, WI		Since		Incorporated, (2000-2011).	(2011- present)
53202		April 2011			Independent
Age: 66					Trustee ETF
Series Solutions
(3 Portfolios)
(2012-present)

David M. Swanson	Trustee	Indefinite	7	Founder and Managing Principal,	None
615 E. Michigan St.		Term;		SwanDog Strategic Marketing,
Milwaukee, WI		Since		LLC (2006-present); Executive
53202		April 2011		Vice President, Calamos
Age: 55				Investments (2004-2006).

Interested Trustee
Robert J. Kern	Chairman,	Indefinite	7	Executive Vice President,	None
615 E. Michigan St.	and Trustee	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI		Since		LLC (1994-present).
53202		January 2011
Age: 53

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2012

Term of
		Office	Number of
		and	Portfolios	Principal
Name,	Position(s)	Length	in Trust	Occupation(s)	Other
Address	Held with	of Time	Overseen	During the Past	Directorships
and Age	the Trust	Served	by Trustee	Five Years	Held by Trustee
Officers
James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI	Principal	Since		LLC (2002-present).
53202	Executive	January 2011
Age: 55	Officer

Robert M. Slotky	Vice	Indefinite	N/A	Senior Vice President,	N/A
2020 E. Financial	President,	Term;		U.S. Bancorp Fund Services,
Way, Suite 100	Chief	Since		LLC (2001-present).
Glendora, CA	Compliance	January 2011
91741	Officer and
Age: 64	Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term;		U.S. Bancorp Fund Services,
Milwaukee, WI	Principal	Since		LLC (2005-present).
53202	Financial	January 2011
Age: 39	Officer

Angela L. Pingel, Esq.	Secretary	Indefinite	N/A	Vice President and Counsel,	N/A
615 E. Michigan St.		Term;		U.S. Bancorp Fund Services,
Milwaukee, WI		Since		LLC (2011-present); Vice
53202		January 2011		President and Securities Counsel,
Age: 41				Marshall & Ilsley Trust Company
N.A. (2007-2010); Assistant
Vice President and Counsel,
U.S. Bancorp Fund Services, LLC
(2004-2007).

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-621-9258.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-621-9258.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2012 was 100% for the Fund.

NUANCE CONCENTRATED VALUE FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
One Ward Parkway, Suite 126
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees  and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. (The registrant’s inception date was June 1, 2011 and, as such, there is only one fiscal year to present).  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 4/30/2012
Audit Fees	$12,500
Audit-Related Fees	$0
Tax Fees	$ 2,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal’s accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2012
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date   July 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date   July 3, 2012

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date   July 3, 2012

* Print the name and title of each signing officer under his or her signature.